Events after the Reporting Date	12 Months Ended
Dec. 31, 2022
Events after the Reporting Date [Abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 25:-	EVENTS AFTER THE REPORTING DATE

On February 23, 2023, the Company signed an agreement with Jeffs’ Brands Holdings (“NewCo”) Inc. a recently newly-formed wholly owned subsidiary of Jeffs’ Brands and Jeffs’ Brands, pursuant to which, at the closing and upon the terms and conditions set forth in the Agreement, NewCo Inc. will acquire from the Company a number of shares of stock equal to approximately a 49% interest in the Company’s wholly owned subsidiary, SciSparc Nutraceuticals Inc., which owns WellutionTM , for $2,500 in cash, and additional deferred cash payments of approximately $489,330 accounting for price adjustments related to inventory and working capital, which will be paid in five equal monthly installments beginning in May 2023 (the “Price Adjusment”). As collateral for the payment in full of the Price Adjustment, SciSparc will hold back such number of shares of common stock of SciSparc Nutraceuticals, equal to the outstanding due amount of the Price Adjustment (the “Holdback Shares”). Following the closing of the transaction on March 22, 2023, which included an equity conversion of financing amounts previously provided to SciSparc Nutraceuticals Inc. by the Company for working capital, and the release of the Holdback Shares upon the payment in full of the Price Adjustment the Company will hold approximately 51% of SciSparc Nutraceuticals Inc.

Pursuant to the agreement, at the closing of the transaction, Jeffs’ Brands and SciSparc Nutraceuticals Inc. entered into a consulting agreement, pursuant to which Jeffs’ Brands will provide management services to SciSparc Nutraceuticals Inc. for the WellutionTM brand for a monthly fee of $20 and Jeffs’ Brands will receive a one-time signing bonus in the amount of $51. The consulting agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice.

In addition, in connection with the closing of the transaction, the Company and Jeffs’ Brands, engaged in a mutual share exchange in the amount of $288,238 of ordinary shares from each of us and Jeffs’ Brands. The number of shares in the share exchange was calculated based on the average closing price of the relevant company’s shares for 30 consecutive trading days ending on the third trading day immediately prior to the closing. Accordingly, the Company acquired 247,415 ordinary shares of Jeffs’ Brands and Jeffs’ Brands acquired 360,297 ordinary shares of us having an aggregate value of $288,238, which was adjusted from $300,000 according to the 4.99% ownership limit included in the definitive agreements.